PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment and Related Accumulated Depreciation

Property and equipment and the related accumulated depreciation are summarized as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Office equipment	16,376	32,047	5,165
Leasehold improvement	3,633	6,583	1,061
Motor vehicles	88	88	14

Property and equipment, cost	20,097	38,718	6,240
Less: Accumulated depreciation	(7,012)	(15,116)	(2,436)

Property and equipment, net	13,085	23,602	3,804